Risk/Return Detail Data - FidelityFactorETFs-ComboPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® High Dividend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® High Dividend ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity High Dividend Index℠.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14 % of the average value of its portfolio.
Portfolio Turnover, Rate	14.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity High Dividend IndexSM and in depositary receipts representing securities included in the index. The Fidelity High Dividend IndexSM is designed to reflect the performance of stocks of large and mid-capitalization high-dividend-paying companies that are expected to continue to pay and grow their dividends. Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	22.36%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.86%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(27.99%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | Fidelity High Dividend ETF
Risk/Return:
Management fee	0.15%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.16%
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205
Annual Return, Inception Date	Sep. 12, 2016
2017	13.81%
2018	(0.93%)
2019	23.77%
2020	2.85%
2021	29.32%
2022	(4.11%)
2023	17.90%
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | Return Before Taxes | Fidelity High Dividend ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.90%
Past 5 years	13.23%
Since Inception	11.33%	[2]
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | After Taxes on Distributions | Fidelity High Dividend ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	16.63%
Past 5 years	12.15%
Since Inception	10.21%	[2]
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | After Taxes on Distributions and Sales | Fidelity High Dividend ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	11.13%
Past 5 years	10.31%
Since Inception	8.81%	[2]
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | IXZ6K
Risk/Return:
Label	Fidelity High Dividend Index℠
Past 1 year	18.19%
Past 5 years	13.56%
Since Inception	11.67%
FidelityFactorETFs-ComboPRO | Fidelity High Dividend ETF | RS001
Risk/Return:
Label	Russell 1000® Index
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	13.30%

[1]	A Adjusted to reflect current fees.
[2]	A From September 12, 2016 .